Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended							2 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Credit Concentration Risk [Member] USD ($)	Dec. 31, 2014 Credit Concentration Risk [Member] CNY	Dec. 31, 2013 Credit Concentration Risk [Member] CNY	Dec. 31, 2014 Customer Concentration Risk [Member] Accounts Receivable [Member] Customer	Dec. 31, 2013 Customer Concentration Risk [Member] Accounts Receivable [Member] Customer	Dec. 31, 2014 Customer Concentration Risk [Member] Net Revenue [Member] Customer	Dec. 31, 2013 Customer Concentration Risk [Member] Net Revenue [Member] Customer	Dec. 31, 2012 Customer Concentration Risk [Member] Net Revenue [Member] Customer	Dec. 31, 2014 Consolidated VIEs [Member] USD ($)	Dec. 31, 2014 Consolidated VIEs [Member] CNY	Dec. 31, 2014 Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] Consolidated VIEs [Member]	Dec. 31, 2014 Subsidiaries [Member] USD ($)	Dec. 31, 2014 Subsidiaries [Member] CNY	Dec. 31, 2014 China [Member] Autohome WFOE [Member]	Dec. 31, 2013 China [Member] Autohome WFOE [Member]	Dec. 31, 2014 China [Member] Autohome Shanghai Advertising Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Autohome Shanghai Advertising Co., Ltd. [Member]	Dec. 31, 2014 China [Member] Beijing Autohome Software Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Software Co., Ltd. [Member]	Dec. 31, 2014 China [Member] Beijing Autohome Technologies Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Technologies Co., Ltd. [Member]	Dec. 31, 2014 China [Member] Beijing Autohome Advertising Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Advertising Co., Ltd. [Member]	Dec. 31, 2014 China [Member] Guangzhou Autohome Advertising Co., Ltd. [Member]	Dec. 31, 2013 China [Member] Guangzhou Autohome Advertising Co., Ltd. [Member]	Dec. 31, 2014 China [Member] Beijing Autohome Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Autohome Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2014 China [Member] Beijing Shengtuo Autohome Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Shengtuo Autohome Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2014 China [Member] Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2014 China [Member] Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2014 China [Member] Shanghai Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Shanghai Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2014 China [Member] Guangzhou Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2013 China [Member] Guangzhou Youche Youjia Advertising Co., Ltd. [Member] Consolidated VIEs [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Maximum [Member] Term Deposits [Member]	Dec. 31, 2014 Minimum [Member] Term Deposits [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB	6.2046	6.2046
Original maturity period of term deposits																																										3 months	90 days	365 days
Goodwill, impairment loss	$ 0	0	0
Long-lived assets, impairment charge	0	0	0	0
Recorded rebates and cash incentives to advertising agencies companies	63,691,000	395,175,000	231,136,000	153,388,000
Tax rate of value-added tax															17.00%			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Value-added tax refund rate															14.00%
Advertising expenditures	43,023,000	266,942,000	86,198,000	37,858,000
Product development expenses capitalized	0	0	0	0
Minimum percentage of estimated remaining economic life, Capital lease classification requirement	75.00%	75.00%
Minimum percentage of net present value of minimum lease payments over the fair value of leased property	90.00%	90.00%
Number of operating segment	1	1
Total expenses for employee benefits	9,917,000	61,532,000	23,410,000	13,666,000
Cash and cash equivalents, restricted cash and term deposits					446,796,000	2,772,191,000	1,383,613,000
Credit risk, percentage								10.00%		10.00%
Number of customers represented greater than 10%								1	1	0	0	0
Cash and cash equivalents and term deposit													$ 27,067,000	167,938,000		$ 257,900,000	1,600,167,000
Foreign currency exchange rate appreciation (depreciation)	(2.40%)	(2.40%)	2.90%	1.00%